Summary of Significant Accounting Policies (Details 8) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013 item	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012 item	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 item	Dec. 31, 2012 item	Dec. 31, 2011
Income (Loss) Per Share-Basic and Diluted
Income (Loss) from Continuing Operations	$ 48,545	$ 5,528	$ 27,538	$ 18,350	$ 27,260	$ 53,719	$ 41,441	$ 61,073	$ 99,961	$ 183,493	$ 246,412
Total income (loss) from discontinued operations (see Note 14)	(684)	(571)	(98)	2,184	(1,074)	32	(2,524)	(5,093)	831	(8,659)	153,180
Net income (loss) attributable to Iron Mountain Incorporated	47,265	4,047	26,564	19,386	25,494	52,809	38,055	55,350	97,262	171,708	395,538
Weighted-average shares-basic									190,994,000	173,604,000	194,777,000
Effect of dilutive potential stock options (in shares)									995,836	914,308	1,060,477
Effect of dilutive potential restricted stock, RSUs and PUs (in shares)									422,045	349,128	100,136
Weighted-average shares-diluted									192,412,000	174,867,000	195,938,000
Earnings (Losses) per share-basic:
Income (Loss) from continuing operations (in dollars per share)	$ 0.25	$ 0.03	$ 0.14	$ 0.10	$ 0.15	$ 0.31	$ 0.24	$ 0.36	$ 0.52	$ 1.06	$ 1.27
Total income (loss) income discontinued operations (see Note 14) (in dollars per share)				$ 0.01	$ (0.01)		$ (0.01)	$ (0.03)	$ 0.00	$ (0.05)	$ 0.79
Net Income (Loss) Attributable to Iron Mountain Incorporated (in dollars per share)	$ 0.25	$ 0.02	$ 0.14	$ 0.10	$ 0.14	$ 0.31	$ 0.22	$ 0.32	$ 0.51	$ 0.99	$ 2.03
Earnings (Losses) per share-diluted:
Income (Loss) from continuing operations (in dollars per share)	$ 0.25	$ 0.03	$ 0.14	$ 0.10	$ 0.15	$ 0.31	$ 0.24	$ 0.35	$ 0.52	$ 1.05	$ 1.26
Total income (loss) from discontinued operations (see Note 14) (in dollars per share)				$ 0.01	$ (0.01)		$ (0.01)	$ (0.03)	$ 0.00	$ (0.05)	$ 0.78
Net Income (Loss) Attributable to Iron Mountain Incorporated (in dollars per share)	$ 0.25	$ 0.02	$ 0.14	$ 0.10	$ 0.14	$ 0.31	$ 0.22	$ 0.32	$ 0.51	$ 0.98	$ 2.02
Antidilutive stock options, RSUs and PUs, excluded from the calculation (in shares)									903,416	1,286,150	3,973,760
Allowance for Doubtful Accounts and Credit Memo Reserves
The general period to charge-off uncollectible balances of receivable, as circumstances warrant, is no later than this period of time past due									1 year
Concentrations of Credit Risk
Number of global banks with cash, cash equivalent and restricted cash held on deposit	1				5				1	5
Number of "Triple A" rated money market funds with cash, cash equivalent and restricted cash held on deposit	1				2				1	2
Maximum investment limit in any one mutual fund									50,000
Maximum investment limit in any one financial institution									75,000
Cash, cash equivalent and restricted cash	154,386				277,027				154,386	277,027
Money market funds and time deposits	36,613				218,629				36,613	218,629
Allowance for doubtful accounts and credit memo reserves
Roll forward of allowance for doubtful accounts and credit memo reserves
Balance at Beginning of the Year				25,209				23,277	25,209	23,277	20,747
Credit Memos Charged to Revenue									49,483	39,723	39,343
Allowance for Bad Debts Charged to Expense									11,321	8,323	9,506
Other									3,612	977	(205)
Deductions									(54,980)	(47,091)	(46,114)
Balance at End of the Year	$ 34,645				$ 25,209				$ 34,645	$ 25,209	$ 23,277